Operating segments	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Operating segments
Note 4. Operating segments
Identification of reportable operating segments
The Group is organized into different business activities:
•Bitcoin mining: The Group owns and operates ASIC hardware used to mine Bitcoin. The revenue depends on the number of Bitcoin received from the mining pool each day and the Bitcoin price.
•AI cloud services: The Group owns and operates HPC hardware and generates revenue by providing third-party customers with remote access to these HPC hardware.

However, the Group's CODM assesses the business performance and primarily makes resource allocation decisions based on the Group as a whole, rather than by individual business lines or geographical regions.

The Group’s internal reporting used by the CODM is structured as a single integrated business and thus does not contain discrete financial information on separate business activities. Therefore, in accordance with IFRS 8 Operating Segments, the Group has determined that it has only one reportable segment.
Additionally, revenue and assets related to the AI cloud services business activity represent less than 10% of the Group's total revenue and assets.
Major customers
The Group generated 98% (2023: 100%, 2022: 100%) of its revenue through the provision of computing power to three (2023: two, 2022: two) Bitcoin mining pools for the year ended 30 June 2024.
Geographical information
Disaggregated revenue data by geographical region in terms of where the services were provided within the operating segment is as follows:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Revenue per geographical area
Australia	184,087	81,884
North-America	4,671	20

Non-current assets, excluding deferred tax assets, are located in the following geographical locations:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Non-current assets per geographical area
Australia	658	867
North-America	699,989	241,969